Income taxes - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax
Tax rate	25.00%	25.00%	25.00%	25.00%
Operating loss carry forwards	¥ 2,695,640,682		¥ 3,740,244,579	¥ 2,414,846,539
Withholding income tax for dividends, which arise from profits of foreign invested enterprises	10.00%
Threshold ownership percentage for reduction in withholding tax rate	25.00%
Income tax expense	¥ 3,487,038	$ 505,573
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount			¥ 1,034,073
Minimum
Income Tax
Withholding tax rate is reduced to (for foreign investor qualifies as the beneficial owner)	5.00%
Maximum
Income Tax
Withholding tax rate is reduced to (for foreign investor qualifies as the beneficial owner)	10.00%
Hong Kong
Income Tax
Tax rate	16.50%	16.50%
China
Income Tax
Tax rate	25.00%	25.00%	50.00%
Percentage of research and development expenses entitled to claim tax deductible expenses	175.00%	175.00%
Tax liability limitation threshold	¥ 100,000